1605(c) De-SPAC and Related Financing Transactions, Effects	Sep. 30, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	In connection with the Business Combination, on June 11, 2026, SPKL and ZincFive entered into the Series A Securities Purchase Agreement with the Series A Preferred Investors. Pursuant to the Series A Securities Purchase Agreement, the Series A Preferred Investors have agreed to purchase, concurrently with the Closing, an aggregate of 10,441,174 shares of Series A Preferred Stock, at a stated value of $12.00 per share, together with Series A Preferred Investor Warrants, for an aggregate purchase price of $106.5 million. Certain of the Series A Preferred Investors will satisfy their purchase price obligations through the cancellation of their Bridge Notes in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants. The consummation of the Series A Preferred Investment is conditioned upon the satisfaction or waiver of certain customary closing conditions, including the Available Closing SPAC Cash (as defined in the Merger Agreement) being not less than $100,000,000 at the Closing. The issuance of the shares of Series A Preferred Stock and Series A Preferred Investor Warrants to be issued pursuant to the Series A Securities Purchase Agreement have not been registered under the Securities Act, in reliance upon the exemption provided in Section 4(a)(2) thereof.